Note 22 - Other Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of Other Liabilities [Abstract]
Note 22 - Other Liabilities

22           Other liabilities

(i)                  Other liabilities – Non current

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Post-employment benefits	111,904	136,811
Other-long term benefits	71,345	64,928
Miscellaneous	48,432	43,896
	231,681	245,635

Post-employment benefits

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Unfunded	103,841	115,774
Funded	8,063	21,037
	111,904	136,811

  Unfunded

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Values at the beginning of the year	115,774	125,573
Current service cost	5,728	4,796
Interest cost	5,997	6,496
Curtailments and settlements	(422)	(1,237)
Remeasurements (*)	3,174	(2,230)
Translation differences	(3,716)	(415)
Increase due to business combinations (**)	-	1,566
Benefits paid from the plan	(13,539)	(22,955)
Reclassified to current liabilities	(8,884)	-
Other	(271)	4,180
At the end of the year	103,841	115,774

(*)	For 2021 a loss of $0.7 million is attributable to demographic assumptions and a loss of $2.5 million to financial assumptions. For 2020 a loss of $1.6 million is attributable to demographic assumptions and a gain of $3.8 million to financial assumptions.
(**)	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2021	2020
Discount rate	1% - 7%	1% - 7%
Rate of compensation increase	0% - 3%	0% - 3%

As of December 31, 2021, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $5.9 million and $6.7 million respectively, and an increase / (decrease) of 1% in the rate of compensation assumption of the main plans would have generated an increase / (decrease) impact on the defined benefit obligation of $3.5 million and $3.2 million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

  Funded

The amounts recognized in the statement of financial position for the current annual period and the previous annual period are as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Present value of funded obligations	159,528	176,309
Fair value of plan assets	(160,504)	(157,335)
Liability (*)	(976)	18,974

(*)	In 2021 and 2020, $9 million and $2.1 million corresponding to a plan with a surplus balance were reclassified within other non-current assets, respectively.

The movement in the present value of funded obligations is as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
At the beginning of the year	176,309	160,412
Translation differences	356	2,148
Current service cost	222	850
Interest cost	4,190	5,009
Remeasurements (*)	(7,019)	18,025
Benefits paid	(14,530)	(9,266)
Other	-	(869)
At the end of the year	159,528	176,309

(*)	For 2021 a gain of $0.4 million is attributable to demographic assumptions and a gain of $6.6 million to financial assumptions. For 2020 a loss of $3.7 million is attributable to demographic assumptions and a loss of $14.3 million to financial assumptions

The movement in the fair value of plan assets is as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
At the beginning of the year	(157,335)	(145,160)
Translation differences	(250)	(1,729)
Return on plan assets	(3,793)	(4,411)
Remeasurements	(10,817)	(10,396)
Contributions paid to the plan	(3,338)	(5,017)
Benefits paid from the plan	14,530	9,266
Other	499	112
At the end of the year	(160,504)	(157,335)

The major categories of plan assets as a percentage of total plan assets are as follows:

	Year ended December 31,
	2021	2020
Equity instruments	49.2%	49.3%
Debt instruments	46.7%	46.8%
Others	4.1%	3.9%

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2021	2020
Discount rate	2% - 3%	1% - 3%
Rate of compensation increase	0% - 3%	0% - 3%

The expected return on plan assets is determined by considering the expected returns available on the assets underlying the current investment policy. Expected return on plan assets is determined based on long-term, prospective rates of return as of the end of the reporting period.

As of December 31, 2021, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $14.9 million and $18.1 million respectively, and an increase / (decrease) of 1% in the compensation rate assumption of the main plans would have generated an increase / (decrease) on the defined benefit obligation of $1.5 million and $1.5 million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

The employer expected contributions for the year 2022 amount to approximately $0.8 million.

The methods and types of assumptions used in preparing the sensitivity analyses did not change compared to the previous period.

(ii)                Other liabilities – current

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Payroll and social security payable	174,794	175,175
Miscellaneous	28,931	27,651
	203,725	202,826